REICH & TANG ASSET MANAGEMENT, LLC

1411 BROADWAY, 28TH FLOOR

NEW YORK, N.Y. 10018

June 6, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	Daily Income Fund
Investment Company Act File No. 811-8312
Form N-CSR
Certified Shareholder Report of Registered Investment Companies

Dear Sir or Madam:

On behalf of Daily Income Fund (the “Fund”), a registered open-end management investment company, and pursuant to Rule 30d-1 under the Investment Company Act of 1940, as amended, we transmit for filing the Fund’s Form N-CSR and applicable exhibits for the fiscal year ended March 31, 2013.

Very truly yours,

/s/Christine Manna

Christine Manna

Fund Secretary

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